Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Net income	$ (6,416)		$ (6,865)	$ (7,180)
Other comprehensive (loss) income:
Net unrealized holding (loss) gain on available- for-sale investment securities	(1,505)		91	7,498
Tax effect	511		(31)	(2,549)
Reclassification adjustment for investment securities gains included in net income	(303)		(323)	(248)
Tax effect	103		110	84
Total other comprehensive (loss) income	(1,194)	[1]	(153)	4,785
Comprehensive income	$ 5,222		$ 6,712	$ 11,965

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.